Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
Disclosure of cash and cash equivalents [Abstract]
Disclosure of cash and cash equivalents [text block]
7.	Cash and Cash Equivalents

	December 31,
	2017	2018
	(in thousands)
Cash on hand, demand deposits and checking accounts	$40,871,878	30,134,051
Time deposits	57,438,459	38,939,198
Government bonds with reverse repurchase agreements	6,710,279	90,047
	$105,020,616	69,163,296

Refer to note 39 for the disclosure of credit risk, currency risk and sensitivity analysis of the financial instruments of the Company.

As at December 31, 2017 and 2018, no cash and cash equivalents were pledged with banks as collaterals.